Deferred income (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accruals and deferred income [abstract]
Deferred maintenance and license	€ 27,667	€ 22,606	€ 18,723
Deferred (project) fees	4,647	4,838	3,765
Deferred government grants	359	338	71
Total	32,672	27,782	22,559
Deferred income classified as current	27,641	23,195	18,791	[1]
Deferred income classified as non-current	€ 5,031	€ 4,587	€ 3,768	[1]

[1]	* The year 2017 has been restated to reflect the final accounting of the business combination with ACTech.